Offerings - Offering: 1	Aug. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the Amended and Restated 2021 Equity Incentive Plan
Amount Registered | shares	6,509,966
Proposed Maximum Offering Price per Unit	0.74
Maximum Aggregate Offering Price	$ 4,817,374.84
Fee Rate	0.01381%
Amount of Registration Fee	$ 665.28
Offering Note	a. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (Securities Act), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the Amended and Restated 2021 Equity Incentive Plan (2021 Plan) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of common stock. b. Represents 6,509,966 shares of common stock added to the 2021 Plan's share reserve pursuant to a one-time increase approved by the Registrant's stockholders at the annual meeting of stockholders held on May 27, 2026, in connection with the amendment and restatement of the 2021 Plan. c. Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $0.74 per share, which represents the average of the high and low selling prices per share of the Registrant's common stock on July 30, 2026 as reported by The Nasdaq Capital Market.